Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	MINN SHARES INC
Entity Central Index Key	0000728447
Amendment Flag	false
Document Type	8-K
Document Period End Date	Sep. 30, 2016